December 21, 2015

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Tax-Managed Funds (the “Trust”)
File No. 33-53683

Commissioners:

Enclosed is the 57th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to (1) change the index of Vanguard Developed Markets Index
Fund, and (2) effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of March
10, 2016, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule
485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-8439.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission